Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 5,968	$ 7,343
Lease liabilities	1,487	22,471
Provisions	6,690	$ 22,195
Contractual maturities of financial liabilities	14,145
Accounts payable and accrued liabilities, Contractual cash flows	5,968
Lease liabilities, Contractual cash flows	1,812
Provisions, Contractual cash flows	6,800
Contractual cash flow maturities of financial liabilities	14,580
Within 1-year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, Contractual cash flows	5,968
Lease liabilities, Contractual cash flows	790
Provisions, Contractual cash flows	3,400
Contractual cash flow maturities of financial liabilities	10,158
2-3 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities, Contractual cash flows	1,022
Provisions, Contractual cash flows	3,400
Contractual cash flow maturities of financial liabilities	$ 4,422